Investments (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2019	Jun. 28, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2012	Dec. 31, 2011
Debt and Equity Securities, FV-NI [Line Items]
Investment cost	$ 373,198		$ 800,000	$ 800,000
Hooters America [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity method, ownership percentage		0.60%	0.60%		3.00%	3.00%
Chanticleer Investors, LLC [Member]
Debt and Equity Securities, FV-NI [Line Items]
Investment cost					$ 800,000	$ 800,000
Equity method, ownership percentage					22.00%	22.00%
Impaired investment	48,000
Investment write down	$ 435,000